Due To Related Party	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Due To Related Party [Text Block]

7. Due to Related Party

As of March 31, 2012 and June 30, 2011, the Company was obligated to a director for a non-interest bearing demand loan with a balance of $45,332 and $47,537, respectively. The Company plans to pay the loan back as cash flows become available.

7. Due to Related Party

As of June 30, 2011, the Company was obligated to a director, for a non-interest bearing demand loan with a balance of $47,537. The Company plans to pay the loan back as cash flows become available.